Financial risk management and fair value estimates (Details Narrative)	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Statement [Line Items]
Business, description	A 10% depreciation in real terms of the US dollar against the functional currencies would have an equal and opposite effect on the Statement of Income and Other Comprehensive Income	A 10% depreciation in real terms of the US dollar against the functional currencies would have an equal and opposite effect on the Statement of Income and Other Comprehensive Income
Lower gain before income tax	$ 9,448,000,000		$ 11,233,000,000
Percentage of trade receivable by group	98.60%		96.60%	98.60%	96.60%
Operations Center in Argentina [Member]
Statement [Line Items]
Business, description	Argentina and Brazil together concentrate more than 88% of the Group’s grain production for the years ended June 30, 2022 and 2021, respectively	Argentina and Brazil together concentrate more than 88% of the Group’s grain production for the years ended June 30, 2022 and 2021, respectively
Agricultural Business [Member]
Statement [Line Items]
Liability net book value	$ 78,376				$ 73,866
Loss for the year		$ 7,738	$ 7,387
Future exchange contracts assets			569	$ 1,773
Business, description	The Group estimates that, other factors being constant, a 1% increase in floating rates at year-end would increase net loss before income tax for the years ended June 30, 2022 and 2021 in the amount of ARS 81 and ARS 121, respectively. A 1% decrease in floating rates would have an equal and opposite effect on the Statement of Income and Other Comprehensive Income	The Group estimates that, other factors being constant, a 1% increase in floating rates at year-end would increase net loss before income tax for the years ended June 30, 2022 and 2021 in the amount of ARS 81 and ARS 121, respectively. A 1% decrease in floating rates would have an equal and opposite effect on the Statement of Income and Other Comprehensive Income
Future exchange contracts liability			300	$ 120
Net loss increase before income tax		$ 280,900,000	$ 179,900,000
Trade receivables percentage	12.80%		20.70%	12.80%	20.70%
Percentage of trade receivable by group	16.30%		20.70%	16.30%	20.70%
Urban Properties and Investments Business [Member]
Statement [Line Items]
Liability net book value	$ 63,158				$ 9,644
Loss for the year		$ 6,316	$ 9,644
Business, description	The Group estimates that, other factors being constant, a 10% appreciation in real terms of the US Dollar against the respective functional currencies at year-end would result in a net additional loss before income tax for the years	The Group estimates that, other factors being constant, a 10% appreciation in real terms of the US Dollar against the respective functional currencies at year-end would result in a net additional loss before income tax for the years
Long-term financial borrowings fixed interest rate	88.40%		93.80%	88.40%	93.80%
Trade receivables percentage	1.20%		2.30%	1.20%	2.30%
Percentage of trade receivable by group	98.60%		96.60%	98.60%	96.60%
Net loss before income tax	$ 2,340,000		$ 9,100,000